Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated September 8, 2025
to the
ActivePassive Core Bond ETF
ActivePassive Intermediate Municipal Bond ETF
ActivePassive International Equity ETF
ActivePassive U.S. Equity ETF
(together, the “Funds”)
Each, a series of Trust for Professional Managers

Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2024, as supplemented

This supplement makes the following amendments to disclosures in the Funds’ Prospectus and SAI dated December 29, 2024, as supplemented.

Effective immediately, disclosure relating to the address of the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”), is updated as follows:

Envestnet Asset Management, Inc.
222 N. LaSalle St., Suite 625
Chicago, IL 60601

All references to the Adviser’s former address (150 North Riverside Plaza, Suite 2050, Chicago, IL 60606) in the Prospectus and SAI are hereby replaced with the Adviser’s new address as listed above.

Please retain this supplement with your Prospectus and SAI
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